Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
10.31 Fidelity International Index Funds Investor, Premium Combo PRO-06 | Fidelity® Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
10.31 Fidelity International Index Funds Investor, Premium Combo PRO-06 | Fidelity® Emerging Markets Index Fund | Fidelity Emerging Markets Index Fund-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.08%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	93
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	$ 368
10.31 Fidelity International Index Funds Investor, Premium Combo PRO-06 | Fidelity® Emerging Markets Index Fund | Fidelity Emerging Markets Index Fund-Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.08%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.13%
1 year	rr_ExpenseExampleYear01	$ 13
3 years	rr_ExpenseExampleYear03	42
5 years	rr_ExpenseExampleYear05	73
10 years	rr_ExpenseExampleYear10	$ 166

[1]	Adjusted to reflect current fees.